EQUITY (Details Narrative) - USD ($) $ in Thousands			12 Months Ended
		Jun. 11, 2018	Dec. 31, 2018		Dec. 31, 2017		Dec. 28, 2018	Dec. 23, 2018	Jan. 22, 2018	Dec. 31, 2016	Aug. 18, 2016
Number of revised authorized shares capital stock (in shares)			606,874,525		608,374,525					608,374,525
Transactions with non-controlling interest			$ 79,940		$ 91,147
Expired shares intended for compensation plans		$ 1,500,000	(1,500,000)	[1]
Amount of the dividend			$ 54,580		$ 46,591	[2]
Number Of Shares [Member]
Number of shares subscribed and paid capital (in shares)			606,407,693	[3]	606,407,693					606,407,693
Increase (decrease) by transfers and other changes (in shares)					10,282
Issuance Cost					$ 3,299
Movement Value Of Shares [Member]
Capital reserve	[4]
Increase (decrease) by transfers and other changes					$ 156
Common/Ordinary Shares [Member]
Number of shares subscribed and paid capital (in shares)			606,407,693		606,407,693
Value of shares subscribed and paid capital			$ 3,146,265		$ 3,146,265	[5]
Number of shares issued (in shares)											61,316,424
Number of shares placed (in shares)			60,849,592							60,849,592
Number of revised authorized shares capital stock (in shares)			606,874,525
Number of shares pending of subscription and payment (in shares)			466,832
Number of shares for subscription and payment expired (in shares)			30,499,685					30,499,685
Number of shares for subscription and payment expired								$ 304,996,850
Number of additional shares subscription (in shares)							30,349,907
Number of additional shares subscription							$ 303,499,070
Lan Pax Group S.A. and Subsidiaries [Member]
Number of shares placed (in shares)									17,717
Lan Pax Group S.A. and Subsidiaries [Member] | Holdco I S.A [Member]
Transactions with non-controlling interest			$ (21,526)
Lan Pax Group S.A. and Subsidiaries [Member] | Aerovias de Integracion Regional Aires [Member]
Transactions with non-controlling interest			(3,480)
Inversiones Lan S.A. and Subsidiaries [Member] | Aerovias de Integracion Regional Aires [Member]
Transactions with non-controlling interest			(20)
Aerovias de Integracion Regional Aires [Member]
Transactions with non-controlling interest			(2)
Aerovias de Integracion Regional Aires [Member] | Lan S.A. [Member]
Transactions with non-controlling interest			$ (885)

[1]	On June 11, 2018, the term of subscription and payment of 1,500,000 shares to create and implement compensation plans for Company employees expired.
[2]	By virtue of the Essential Fact issued on April 26, 2018, the shareholders of LATAM approved the distribution of the final dividend proposed by the Board of Directors in Ordinary Session of April 26, 2018, which amounts to ThUS $ 46,591, which corresponds to 30% of the profits for the year corresponding to 2017.
[3]	At December 31, 2018, the difference between authorized shares and fully paid shares are 466,832 shares, of which correspond to the shares issued and unsubscribed from the capital increase approved at the Extraordinary Shareholders Meeting held on August 18, 2016.
[4]	Amounts reported represent only those arising from the payment of the shares subscribed.
[5]	Includes deduction of issuance costs for ThUS $ 3,299 and adjustment for placement of 10,282 shares for ThUS $ 156, approved at the Extraordinary Shareholders Meeting of the Company on April 27, 2017.